Loan Capital - Tier 2 loan capital (Details) € in Millions, ¥ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	Sep. 30, 2024 USD ($)	Sep. 30, 2024 AUD ($)	Sep. 30, 2024 EUR (€)	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 JPY (¥)	Sep. 30, 2024 NZD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 AUD ($)	Sep. 30, 2023 EUR (€)	Sep. 30, 2023 SGD ($)	Sep. 30, 2023 JPY (¥)	Sep. 30, 2023 NZD ($)	Sep. 30, 2022 AUD ($)
Loan capital
Loan capital		$ 37,883						$ 33,176					$ 31,254
Subordinated notes
Loan capital
Loan capital		27,779						23,370
Subordinated notes issued by Westpac Banking Corporation
Loan capital
Loan capital		26,666						22,277
Subordinated notes, USD 100 million, Maturity 23 February 2046
Loan capital
Principal amount	$ 100						$ 100
Loan capital		110						103
Subordinated notes, JPY 20,000 million, Maturity 19 May 2026
Loan capital
Principal amount | ¥					¥ 20,000						¥ 20,000
Loan capital		202						206
Subordinated notes, JPY 10,200 million, Maturity 2 June 2026
Loan capital
Principal amount | ¥					10,200						10,200
Loan capital		103						105
Subordinated notes, JPY 10,000 million, Maturity 9 June 2026
Loan capital
Principal amount | ¥					10,000						10,000
Loan capital		101						103
Subordinated notes, USD 1,500 million, Maturity 23 November 2031
Loan capital
Principal amount	1,500						1,500
Loan capital		2,095						2,127
Subordinated notes, AUD 350 million, Maturity 16 August 2029
Loan capital
Principal amount		350						350
Loan capital								350
Subordinated notes, AUD 185 million, Maturity 24 January 2048
Loan capital
Principal amount		185						185
Loan capital		184						184
Subordinated notes, AUD 130 million, Maturity 2 March 2048
Loan capital
Principal amount		130						130
Loan capital		130						130
Subordinated notes, USD 1,000 million, Maturity 24 July 2039
Loan capital
Principal amount	1,000						1,000
Loan capital		1,196						1,134
Subordinated notes, USD 1,250 million, Maturity 24 July 2034
Loan capital
Principal amount	1,250						1,250
Loan capital		1,686						1,677
Subordinated notes, AUD 1,000 million, Maturity 27 August 2029
Loan capital
Principal amount		1,000						1,000
Loan capital								1,000
Subordinated notes, USD 1,500 million, Maturity 4 February 2030
Loan capital
Principal amount	1,500						1,500
Loan capital		2,141						2,199
Subordinated notes, USD 1,500 million, Maturity 15 November 2035
Loan capital
Principal amount	1,500						1,500
Loan capital		1,854						1,802
Subordinated notes, USD 1,000 million, Maturity 16 November 2040
Loan capital
Principal amount	1,000						1,000
Loan capital		1,010						939
Subordinated notes, AUD 1,250 million, Maturity 29 January 2031
Loan capital
Principal amount		1,250						1,250
Loan capital		1,250						1,236
Subordinated notes, EUR 1,000 million, Maturity 13 May 2031
Loan capital
Principal amount | €			€ 1,000						€ 1,000
Loan capital		1,544						1,476
Subordinated notes, USD 1,000 million, Maturity 18 November 2041
Loan capital
Principal amount	1,000						1,000
Loan capital		1,059						989
Subordinated notes, USD 1,250 million, Maturity 18 November 2036
Loan capital
Principal amount	1,250						1,250
Loan capital		1,572						1,529
Subordinated notes, JPY 26,000 million, Maturity 8 June 2032
Loan capital
Principal amount | ¥					26,000						26,000
Loan capital		261						266
Subordinated notes, USD 1,000 million, Maturity 10 August 2033
Loan capital
Principal amount	1,000						1,000
Loan capital		1,368						1,346
Subordinated notes, SGD 450 million, Maturity 7 September 2032
Loan capital
Principal amount				$ 450						$ 450
Loan capital		516						498
Subordinated notes, AUD 1500 million, Maturity 23 June 2033
Loan capital
Principal amount		1,500						1,500
Loan capital		1,496						1,494
Subordinated notes, AUD 300 million, Maturity 23 June 2033
Loan capital
Principal amount		300						300
Loan capital		300						292
Subordinated notes, AUD 1,100 million, Maturity 23 June 2038
Loan capital
Principal amount		1,100						1,100
Loan capital		1,100						1,092
Subordinated Notes, AUD 1,500 Million, Maturity November 15, 2038
Loan capital
Principal amount		1,500
Loan capital		1,502
Subordinated Notes, USD 750 Million, Maturity November 17, 2033
Loan capital
Principal amount	750
Loan capital		1,148
Subordinated Notes, AUD 650 Million, Maturity April 3, 2034
Loan capital
Principal amount		650
Loan capital		649
Subordinated Notes, AUD 600 Million, Maturity April 3, 2034
Loan capital
Principal amount		600
Loan capital		593
Subordinated Notes, AUD 1,000 Million, Maturity July 10, 2034
Loan capital
Principal amount		1,000
Loan capital		996
Subordinated Notes, AUD 500 Million, Maturity July 10, 2034
Loan capital
Principal amount		500
Loan capital		500
Subordinated notes issued by Westpac New Zealand
Loan capital
Loan capital		1,113						1,093
Subordinated notes NZD 600 million, Maturity 16 September 2032
Loan capital
Principal amount						$ 600						$ 600
Loan capital		541						553
Subordinated notes NZD 600 million, Maturity 14 February 2034
Loan capital
Principal amount						$ 600						$ 600
Loan capital		572						540
Parent Entity
Loan capital
Loan capital		36,770						32,085					$ 30,734
Parent Entity | Subordinated notes issued by Westpac Banking Corporation
Loan capital
Loan capital		26,666						22,277
Parent Entity | Subordinated notes, USD 100 million, Maturity 23 February 2046
Loan capital
Principal amount	100						100
Loan capital		110						103
Parent Entity | Subordinated notes, JPY 20,000 million, Maturity 19 May 2026
Loan capital
Principal amount | ¥					20,000						20,000
Loan capital		202						206
Parent Entity | Subordinated notes, JPY 10,200 million, Maturity 2 June 2026
Loan capital
Principal amount | ¥					10,200						10,200
Loan capital		103						105
Parent Entity | Subordinated notes, JPY 10,000 million, Maturity 9 June 2026
Loan capital
Principal amount | ¥					10,000						10,000
Loan capital		101						103
Parent Entity | Subordinated notes, USD 1,500 million, Maturity 23 November 2031
Loan capital
Principal amount	1,500						1,500
Loan capital		2,095						2,127
Parent Entity | Subordinated notes, AUD 350 million, Maturity 16 August 2029
Loan capital
Principal amount		350						350
Loan capital								350
Parent Entity | Subordinated notes, AUD 185 million, Maturity 24 January 2048
Loan capital
Principal amount		185						185
Loan capital		184						184
Parent Entity | Subordinated notes, AUD 130 million, Maturity 2 March 2048
Loan capital
Principal amount		130						130
Loan capital		130						130
Parent Entity | Subordinated notes, USD 1,000 million, Maturity 24 July 2039
Loan capital
Principal amount	1,000						1,000
Loan capital		1,196						1,134
Parent Entity | Subordinated notes, USD 1,250 million, Maturity 24 July 2034
Loan capital
Principal amount	1,250						1,250
Loan capital		1,686						1,677
Parent Entity | Subordinated notes, AUD 1,000 million, Maturity 27 August 2029
Loan capital
Principal amount		1,000						1,000
Loan capital								1,000
Parent Entity | Subordinated notes, USD 1,500 million, Maturity 4 February 2030
Loan capital
Principal amount	1,500						1,500
Loan capital		2,141						2,199
Parent Entity | Subordinated notes, USD 1,500 million, Maturity 15 November 2035
Loan capital
Principal amount	1,500						1,500
Loan capital		1,854						1,802
Parent Entity | Subordinated notes, USD 1,000 million, Maturity 16 November 2040
Loan capital
Principal amount	1,000						1,000
Loan capital		1,010						939
Parent Entity | Subordinated notes, AUD 1,250 million, Maturity 29 January 2031
Loan capital
Principal amount		1,250						1,250
Loan capital		1,250						1,236
Parent Entity | Subordinated notes, EUR 1,000 million, Maturity 13 May 2031
Loan capital
Principal amount | €			€ 1,000						€ 1,000
Loan capital		1,544						1,476
Parent Entity | Subordinated notes, USD 1,000 million, Maturity 18 November 2041
Loan capital
Principal amount	1,000						1,000
Loan capital		1,059						989
Parent Entity | Subordinated notes, USD 1,250 million, Maturity 18 November 2036
Loan capital
Principal amount	1,250						1,250
Loan capital		1,572						1,529
Parent Entity | Subordinated notes, JPY 26,000 million, Maturity 8 June 2032
Loan capital
Principal amount | ¥					¥ 26,000						¥ 26,000
Loan capital		261						266
Parent Entity | Subordinated notes, USD 1,000 million, Maturity 10 August 2033
Loan capital
Principal amount	1,000						$ 1,000
Loan capital		1,368						1,346
Parent Entity | Subordinated notes, SGD 450 million, Maturity 7 September 2032
Loan capital
Principal amount				$ 450						$ 450
Loan capital		516						498
Parent Entity | Subordinated notes, AUD 1500 million, Maturity 23 June 2033
Loan capital
Principal amount		1,500						1,500
Loan capital		1,496						1,494
Parent Entity | Subordinated notes, AUD 300 million, Maturity 23 June 2033
Loan capital
Principal amount		300						300
Loan capital		300						292
Parent Entity | Subordinated notes, AUD 1,100 million, Maturity 23 June 2038
Loan capital
Principal amount		1,100						1,100
Loan capital		1,100						$ 1,092
Parent Entity | Subordinated Notes, AUD 1,500 Million, Maturity November 15, 2038
Loan capital
Principal amount		1,500
Loan capital		1,502
Parent Entity | Subordinated Notes, USD 750 Million, Maturity November 17, 2033
Loan capital
Principal amount	$ 750
Loan capital		1,148
Parent Entity | Subordinated Notes, AUD 650 Million, Maturity April 3, 2034
Loan capital
Principal amount		650
Loan capital		649
Parent Entity | Subordinated Notes, AUD 600 Million, Maturity April 3, 2034
Loan capital
Principal amount		600
Loan capital		593
Parent Entity | Subordinated Notes, AUD 1,000 Million, Maturity July 10, 2034
Loan capital
Principal amount		1,000
Loan capital		996
Parent Entity | Subordinated Notes, AUD 500 Million, Maturity July 10, 2034
Loan capital
Principal amount		500
Loan capital		$ 500